Taxation (Tables)	12 Months Ended
Dec. 31, 2015
Taxation
Schedule of current and deferred portions of income tax expenses
	For the year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB

Current tax expenses	9,520	6,434	4,620
Deferred taxation	3,533	(3,427)	3,966

Income tax expenses	13,053	3,007	8,586

Schedule of reconciliation of the differences between the PRC statutory EIT rate and the Group's effective tax rate

	For the year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB

Statutory EIT rate	25.0%	25.0%	25.0%
Effect of non-deductible expenses	2.6%	7.9%	7.7%
Effect of lower tax rates in other jurisdictions	(0.8)%	0.3%	5.4%
Effect of preferential tax treatments	(15.0)%	(19.3)%	(15.9)%
Tax incentives for research and development expenses (i)	(3.9)%	(7.2)%	(4.5)%
Withholding income tax for dividends	6.0%	8.3%	8.5%
Changes in valuation allowance:	3.1%	(2.0)%	(1.0)%
- Unrecognized tax losses	1.7%	1.8%	(1.0)%
- Accrued salaries and other expenses	—	(1.2)%	—
- Advertising expenses	1.4%	(3.8)%	—
- Doubtful accounts	—	1.2%	—

Effective income tax rate	17.0%	13.0%	25.2%

(i)  The Group obtained a tax incentive relating to research and development expense of one of its VIEs in the PRC. Under such tax incentive rule, the Group may claim an additional tax deduction amounting to 50% of the research and development expenses incurred in a year.

Schedule of the effect of preferential tax treatments available to the Group

	For the year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB

Preferential tax treatments impact to net income to ordinary shareholders	14,498	6,125	6,938
Per share effect, basic	0.32	0.14	0.16
Per share effect, diluted	0.32	0.13	0.15

Schedule of significant components of entity's deferred tax assets and liabilities

	As of December 31,
	2014	2015
	RMB	RMB

Deferred tax assets, current
Net operating loss carry forwards	6,565	5,282
Accrued salaries and other expenses	3,329	6,241
Advertising expenses	18,799	14,082
Government subsidies	169	169
Other	616	760

Total deferred tax assets, current	29,478	26,534

Deferred tax assets, non-current	—	—

Total deferred tax assets	29,478	26,534

Less: valuation allowance
Net operating loss carry forwards	(4,667)	(4,337)
Advertising expenses	(15,448)	(13,876)
Other	(381)	(381)

Total valuation allowance	(20,496)	(18,594)

Net deferred tax assets	8,982	7,940

Deferred tax liabilities, non-current
Withholding income tax for dividends	6,517	9,441

Schedule of the movements of valuation allowance

	Years Ended December 31,
	2013	2014	2015
	RMB	RMB	RMB

Balance at beginning of the year	(17,315)	(19,863)	(20,496)
Change in valuation allowance	(2,548)	(633)	1,902

Balance at end of the year	(19,863)	(20,496)	(18,594)